Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.83%
Aerospace & Defense–3.24%
HEICO Corp.	23,779	$2,969,522
TransDigm Group, Inc.	7,621	3,968,026
		6,937,548
Apparel, Accessories & Luxury Goods–1.78%
Lululemon Athletica, Inc.(b)	19,794	3,810,939
Application Software–11.06%
ANSYS, Inc.(b)	8,131	1,799,878
Aspen Technology, Inc.(b)	10,576	1,301,694
Atlassian Corp. PLC, Class A(b)	21,249	2,665,475
Coupa Software, Inc.(b)	12,580	1,629,991
Datadog, Inc., Class A(b)	4,943	167,617
Fair Isaac Corp.(b)	7,039	2,136,477
Paycom Software, Inc.(b)	7,056	1,478,161
RingCentral, Inc., Class A(b)	30,275	3,804,357
Splunk, Inc.(b)	13,053	1,538,427
Synopsys, Inc.(b)	35,486	4,870,453
Trade Desk, Inc. (The), Class A(b)	6,666	1,250,208
Zendesk, Inc.(b)	14,525	1,058,582
		23,701,320
Asset Management & Custody Banks–0.58%
KKR & Co., Inc., Class A	46,424	1,246,484
Automotive Retail–2.44%
CarMax, Inc.(b)	4,133	363,704
O’Reilly Automotive, Inc.(b)	12,211	4,866,206
		5,229,910
Biotechnology–0.41%
Exact Sciences Corp.(b)	9,825	887,885
Building Products–0.86%
Masco Corp.	44,127	1,839,213
Cable & Satellite–1.49%
Altice USA, Inc., Class A(b)	46,783	1,341,737
Cable One, Inc.	1,469	1,843,154
		3,184,891
Communications Equipment–1.59%
Motorola Solutions, Inc.	19,967	3,402,577
Construction Materials–0.97%
Martin Marietta Materials, Inc.	7,588	2,079,871
Consumer Electronics–0.47%
Roku, Inc.(b)	9,812	998,469
Data Processing & Outsourced Services–4.40%
Black Knight, Inc.(b)	18,235	1,113,429
Shares		Value
Data Processing & Outsourced Services–(continued)
Euronet Worldwide, Inc.(b)	17,673	$2,585,560
Global Payments, Inc.	19,763	3,142,349
WEX, Inc.(b)	12,820	2,590,537
		9,431,875
Distributors–1.87%
Pool Corp.	19,887	4,011,208
Diversified Support Services–2.64%
Cintas Corp.	12,788	3,428,463
Copart, Inc.(b)	27,871	2,238,877
		5,667,340
Education Services–2.04%
Bright Horizons Family Solutions, Inc.(b)	28,685	4,374,463
Electrical Components & Equipment–0.96%
AMETEK, Inc.	22,425	2,059,064
Electronic Equipment & Instruments–1.76%
Keysight Technologies, Inc.(b)	38,814	3,774,662
Environmental & Facilities Services–2.75%
Republic Services, Inc.	35,891	3,106,366
Waste Connections, Inc.	30,284	2,786,128
		5,892,494
Financial Exchanges & Data–2.83%
MarketAxess Holdings, Inc.	5,179	1,696,122
MSCI, Inc.	15,545	3,384,924
Tradeweb Markets, Inc., Class A	26,510	980,340
		6,061,386
Health Care Equipment–6.38%
DexCom, Inc.(b)	21,302	3,179,110
Edwards Lifesciences Corp.(b)	10,067	2,213,834
IDEXX Laboratories, Inc.(b)	12,793	3,478,801
Masimo Corp.(b)	12,917	1,921,920
Novocure Ltd.(b)	9,555	714,523
STERIS PLC	15,000	2,167,350
		13,675,538
Health Care Supplies–2.15%
Cooper Cos., Inc. (The)	8,865	2,632,905
West Pharmaceutical Services, Inc.	13,891	1,970,022
		4,602,927
Health Care Technology–0.98%
Veeva Systems, Inc., Class A(b)	13,697	2,091,395
Hotels, Resorts & Cruise Lines–0.77%
Hilton Worldwide Holdings, Inc.	17,632	1,641,716

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Growth Fund

Shares		Value
Household Products–1.24%
Church & Dwight Co., Inc.	35,268	$2,653,564
Industrial Conglomerates–2.02%
Roper Technologies, Inc.	12,175	4,341,605
Industrial Machinery–2.57%
IDEX Corp.	23,967	3,927,712
Woodward, Inc.	14,624	1,576,906
		5,504,618
Industrial REITs–0.51%
Americold Realty Trust	29,764	1,103,352
Insurance Brokers–1.52%
Arthur J. Gallagher & Co.	36,402	3,260,527
Interactive Media & Services–1.59%
IAC/InterActiveCorp.(b)	15,676	3,416,898
Internet Services & Infrastructure–0.88%
Twilio, Inc., Class A(b)	17,229	1,894,501
IT Consulting & Other Services–1.89%
Booz Allen Hamilton Holding Corp.	37,830	2,686,687
EPAM Systems, Inc.(b)	7,539	1,374,510
		4,061,197
Leisure Facilities–0.74%
Planet Fitness, Inc., Class A(b)	27,597	1,597,038
Life Sciences Tools & Services–4.54%
Bio-Rad Laboratories, Inc., Class A(b)	5,715	1,901,609
Bio-Techne Corp.	6,677	1,306,489
ICON PLC (Ireland)(b)	20,834	3,069,682
IQVIA Holdings, Inc.(b)	23,096	3,450,080
		9,727,860
Metal & Glass Containers–1.34%
Ball Corp.	39,475	2,874,175
Movies & Entertainment–1.54%
Live Nation Entertainment, Inc.(b)	49,747	3,300,216
Office REITs–0.87%
Alexandria Real Estate Equities, Inc.	12,106	1,864,808
Oil & Gas Exploration & Production–0.52%
Diamondback Energy, Inc.	12,310	1,106,792
Oil & Gas Storage & Transportation–0.49%
Cheniere Energy, Inc.(b)	16,707	1,053,543
Packaged Foods & Meats–1.22%
McCormick & Co., Inc.	16,722	2,613,649
Paper Packaging–0.47%
Avery Dennison Corp.	8,844	1,004,413
Shares		Value
Railroads–0.37%
Kansas City Southern	6,007	$798,991
Real Estate Services–1.04%
CBRE Group, Inc., Class A(b)	42,108	2,232,145
Regional Banks–0.51%
First Republic Bank	11,357	1,098,222
Research & Consulting Services–4.32%
CoStar Group, Inc.(b)	7,349	4,359,427
IHS Markit Ltd.(b)	41,132	2,750,908
TransUnion	26,504	2,149,739
		9,260,074
Restaurants–2.48%
Chipotle Mexican Grill, Inc.(b)	3,987	3,350,954
Darden Restaurants, Inc.	16,597	1,962,097
		5,313,051
Semiconductor Equipment–2.65%
KLA-Tencor Corp.	17,502	2,790,694
Lam Research Corp.	12,474	2,882,866
		5,673,560
Semiconductors–3.04%
Advanced Micro Devices, Inc.(b)	80,652	2,338,101
Marvell Technology Group Ltd.	66,377	1,657,434
Monolithic Power Systems, Inc.	16,136	2,511,246
		6,506,781
Soft Drinks–0.28%
Keurig Dr Pepper, Inc.	21,770	594,756
Specialized Consumer Services–0.81%
ServiceMaster Global Holdings, Inc.(b)	31,276	1,748,328
Specialized REITs–1.76%
SBA Communications Corp.	15,640	3,771,586
Specialty Stores–1.02%
Tractor Supply Co.	24,146	2,183,764
Technology Distributors–1.65%
CDW Corp.	28,760	3,544,382
Trucking–0.53%
Old Dominion Freight Line, Inc.	6,631	1,127,071
Total Common Stocks & Other Equity Interests (Cost $191,682,017)		211,834,642
Money Market Funds–1.28%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	955,748	955,748
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	682,532	682,737
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	1,092,283	$1,092,283
Total Money Market Funds (Cost $2,730,768)		2,730,768
TOTAL INVESTMENTS IN SECURITIES–100.11% (Cost $194,412,785)		214,565,410
OTHER ASSETS LESS LIABILITIES—(0.11)%		(227,743)
NET ASSETS–100.00%		$214,337,667
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Mid Cap Growth Fund